Shareholder Report	12 Months Ended
	Dec. 31, 2025 USD ($) Holding	Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Variable Insurance Funds
Entity Central Index Key	0000857490
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000012146
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Balanced Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Balanced Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Balanced Portfolio	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its composite benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund’s stocks outperformed their benchmark, the S&P 500 Index, mostly driven by selection in industrials, financials, and real estate. Meanwhile, information technology detracted.

  The Fund’s bonds slightly underperformed their benchmark, the Bloomberg U.S. Credit A or Better Index, because of an underweight allocation to duration.

  Please note that the Fund’s returns are different from those of variable annuity products that invest in the Fund, as annuity returns take insurance-related expenses into account.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Balanced Portfolio	Variable Insurance Balanced Composite Index	Dow Jones U.S. Total Stock Market Float Adjusted Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,190	$10,221	$10,091	$10,303
2016	$10,499	$10,487	$10,355	$10,531
2016	$10,759	$10,773	$10,815	$10,580
2016	$11,101	$10,922	$11,262	$10,265
2017	$11,477	$11,388	$11,914	$10,349
2017	$11,785	$11,700	$12,273	$10,498
2017	$12,186	$12,085	$12,833	$10,587
2017	$12,735	$12,643	$13,645	$10,628
2018	$12,489	$12,495	$13,563	$10,473
2018	$12,583	$12,746	$14,088	$10,456
2018	$13,187	$13,403	$15,089	$10,458
2018	$12,301	$12,252	$12,923	$10,630
2019	$13,357	$13,506	$14,737	$10,942
2019	$13,877	$14,082	$15,339	$11,279
2019	$14,324	$14,377	$15,514	$11,535
2019	$15,067	$15,241	$16,916	$11,556
2020	$12,981	$13,284	$13,370	$11,920
2020	$14,565	$15,317	$16,323	$12,265
2020	$15,423	$16,266	$17,804	$12,341
2020	$16,676	$17,649	$20,432	$12,424
2021	$17,255	$18,064	$21,750	$12,005
2021	$18,345	$19,252	$23,553	$12,224
2021	$18,533	$19,326	$23,525	$12,231
2021	$19,847	$20,710	$25,675	$12,232
2022	$18,598	$19,590	$24,289	$11,506
2022	$16,656	$17,116	$20,199	$10,966
2022	$15,849	$16,284	$19,277	$10,445
2022	$17,008	$17,263	$20,661	$10,641
2023	$17,575	$18,304	$22,158	$10,956
2023	$18,309	$19,302	$24,017	$10,863
2023	$17,742	$18,685	$23,227	$10,512
2023	$19,445	$20,605	$26,045	$11,229
2024	$20,521	$21,962	$28,661	$11,142
2024	$21,043	$22,565	$29,590	$11,149
2024	$22,134	$23,873	$31,412	$11,728
2024	$22,323	$23,974	$32,263	$11,369
2025	$21,957	$23,513	$30,692	$11,685
2025	$23,829	$25,316	$34,095	$11,826
2025	$25,200	$26,856	$36,897	$12,067
2025	$25,998	$27,404	$37,765	$12,199

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Balanced Portfolio	16.46%	9.29%	10.03%
Variable Insurance Balanced Composite Index	14.31%	9.20%	10.61%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 3,820,000,000
Holdings Count | Holding	1,515
Advisory Fees Paid, Amount	$ 1,528,000
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$3,820
Number of Portfolio Holdings	1,515
Portfolio Turnover Rate	68%
Total Investment Advisory Fees (in thousands)	$1,528

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	8.1%
Consumer Discretionary	8.2%
Consumer Staples	4.2%
Energy	3.8%
Financials	17.0%
Health Care	9.5%
Industrials	5.2%
Information Technology	22.6%
Materials	1.7%
Other	10.7%
Real Estate	2.3%
Utilities	5.3%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012147
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Money Market Portfolio	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 1,353,000,000
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 19,000
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,353
Number of Portfolio Holdings	239
Total Investment Advisory Fees (in thousands)	$19

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of December 31, 2025)

1 to 7 Days	46.1%
8 to 30 Days	9.7%
31 to 60 Days	16.7%
61 to 90 Days	10.4%
91 to 180 Days	19.5%
Over 180 Days	0.5%
Other Assets and Liabilities—Net	(2.9%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012149
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Short-Term Investment-Grade Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Investment-Grade Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund’s overweight allocation to overall credit risk helped its performance relative to its benchmark. Out-of-benchmark allocations to asset-backed securities and selection among investment-grade corporate issuers also added value.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	Bloomberg U.S. 1-5 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,175	$10,173	$10,303
2016	$10,310	$10,307	$10,531
2016	$10,368	$10,351	$10,580
2016	$10,272	$10,258	$10,265
2017	$10,358	$10,349	$10,349
2017	$10,427	$10,437	$10,498
2017	$10,496	$10,510	$10,587
2017	$10,496	$10,496	$10,628
2018	$10,435	$10,422	$10,473
2018	$10,455	$10,450	$10,456
2018	$10,515	$10,516	$10,458
2018	$10,595	$10,613	$10,630
2019	$10,816	$10,867	$10,942
2019	$11,023	$11,090	$11,279
2019	$11,137	$11,217	$11,535
2019	$11,199	$11,311	$11,556
2020	$11,060	$11,173	$11,920
2020	$11,591	$11,691	$12,265
2020	$11,697	$11,786	$12,341
2020	$11,814	$11,898	$12,424
2021	$11,750	$11,830	$12,005
2021	$11,837	$11,903	$12,224
2021	$11,848	$11,914	$12,231
2021	$11,761	$11,832	$12,232
2022	$11,322	$11,401	$11,506
2022	$11,121	$11,201	$10,966
2022	$10,909	$10,978	$10,445
2022	$11,088	$11,174	$10,641
2023	$11,302	$11,368	$10,956
2023	$11,291	$11,359	$10,863
2023	$11,314	$11,387	$10,512
2023	$11,770	$11,838	$11,229
2024	$11,837	$11,898	$11,142
2024	$11,955	$12,011	$11,149
2024	$12,405	$12,456	$11,728
2024	$12,346	$12,397	$11,369
2025	$12,599	$12,643	$11,685
2025	$12,821	$12,868	$11,826
2025	$13,032	$13,070	$12,067
2025	$13,192	$13,232	$12,199

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	6.85%	2.23%	2.81%
Bloomberg U.S. 1-5 Year Credit Bond Index	6.74%	2.15%	2.84%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 2,567,000,000
Holdings Count | Holding	2,114
Advisory Fees Paid, Amount	$ 466,000
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$2,567
Number of Portfolio Holdings	2,114
Portfolio Turnover Rate	104%
Total Investment Advisory Fees (in thousands)	$466

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	4.9%
Consumer Discretionary	5.1%
Consumer Staples	5.0%
Energy	5.8%
Financials	29.0%
Health Care	6.9%
Industrials	4.9%
Materials	1.7%
Real Estate	2.9%
Technology	5.3%
Utilities	5.7%
Other	21.1%
Other Assets and Liabilities—NetFootnote Reference	1.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012150
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Small Company Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Company Growth Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Small Company Growth Portfolio	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund underperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Relative to the benchmark, the Fund’s stock selection underperformed in seven of 11 industry sectors, with the biggest detractors being in industrials and information technology. This more than offset the Fund’s better performance in other sectors.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Small Company Growth Portfolio	Russell 2500 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$9,772	$9,734	$10,091
2016	$10,120	$9,997	$10,355
2016	$11,184	$10,695	$10,815
2016	$11,494	$10,973	$11,262
2017	$12,260	$11,659	$11,914
2017	$12,784	$12,140	$12,273
2017	$13,487	$12,841	$12,833
2017	$14,190	$13,656	$13,645
2018	$14,509	$13,981	$13,563
2018	$15,527	$14,754	$14,088
2018	$16,630	$15,811	$15,089
2018	$13,166	$12,637	$12,923
2019	$15,486	$15,036	$14,737
2019	$15,741	$15,659	$15,339
2019	$15,318	$15,161	$15,514
2019	$16,859	$16,763	$16,916
2020	$11,719	$12,871	$13,370
2020	$15,544	$17,101	$16,323
2020	$16,511	$18,704	$17,804
2020	$20,768	$23,547	$20,432
2021	$22,449	$24,133	$21,750
2021	$23,899	$25,589	$23,553
2021	$23,291	$24,685	$23,525
2021	$23,720	$24,735	$25,675
2022	$21,564	$21,691	$24,289
2022	$17,168	$17,450	$20,199
2022	$16,557	$17,429	$19,277
2022	$17,707	$18,251	$20,661
2023	$19,393	$19,446	$22,158
2023	$20,391	$20,693	$24,017
2023	$18,839	$19,278	$23,227
2023	$21,185	$21,706	$26,045
2024	$22,605	$23,553	$28,661
2024	$21,843	$22,561	$29,590
2024	$23,366	$24,137	$31,412
2024	$23,596	$24,723	$32,263
2025	$21,296	$22,053	$30,692
2025	$23,173	$24,548	$34,095
2025	$24,736	$27,182	$36,897
2025	$25,037	$27,272	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Small Company Growth Portfolio	6.11%	3.81%	9.61%
Russell 2500 Growth Index	10.31%	2.98%	10.55%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,462,000,000
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 1,296,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,462
Number of Portfolio Holdings	527
Portfolio Turnover Rate	60%
Total Investment Advisory Fees (in thousands)	$1,296

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	3.1%
Consumer Discretionary	9.9%
Consumer Staples	2.3%
Energy	1.9%
Financials	8.4%
Health Care	26.1%
Industrials	20.8%
Information Technology	19.4%
Materials	1.9%
Real Estate	1.1%
Utilities	0.3%
Other Assets and Liabilities—Net	4.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012151
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Total Bond Market Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Total Bond Market Index Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  While Treasuries had the heaviest weighting in the fund, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	Bloomberg U.S. Aggregate Float Adjusted Index
2015	$10,000	$10,000
2016	$10,308	$10,312
2016	$10,543	$10,552
2016	$10,587	$10,599
2016	$10,247	$10,275
2017	$10,335	$10,362
2017	$10,487	$10,517
2017	$10,568	$10,605
2017	$10,613	$10,648
2018	$10,443	$10,490
2018	$10,425	$10,470
2018	$10,425	$10,474
2018	$10,590	$10,640
2019	$10,905	$10,958
2019	$11,235	$11,304
2019	$11,509	$11,567
2019	$11,509	$11,584
2020	$11,879	$11,951
2020	$12,227	$12,313
2020	$12,304	$12,393
2020	$12,381	$12,481
2021	$11,940	$12,037
2021	$12,179	$12,272
2021	$12,179	$12,278
2021	$12,169	$12,284
2022	$11,441	$11,545
2022	$10,888	$10,999
2022	$10,387	$10,484
2022	$10,561	$10,679
2023	$10,888	$11,000
2023	$10,793	$10,906
2023	$10,447	$10,566
2023	$11,150	$11,276
2024	$11,062	$11,195
2024	$11,073	$11,204
2024	$11,645	$11,778
2024	$11,288	$11,426
2025	$11,591	$11,740
2025	$11,736	$11,883
2025	$11,960	$12,120
2025	$12,072	$12,250

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	6.94%	-0.51%	1.90%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 5,170,000,000
Holdings Count | Holding	11,198
Advisory Fees Paid, Amount	$ 171,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$5,170
Number of Portfolio Holdings	11,198
Portfolio Turnover Rate	45%
Total Investment Advisory Fees (in thousands)	$171

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.0%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—NetFootnote Reference	0.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012153
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Capital Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Growth Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Capital Growth Portfolio	$39	0.34%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund outperformed the index in 10 of 11 industry sectors for the 12 months. Stock selection in information technology, health care, and consumer discretionary contributed the most to relative performance. Selection in industrials detracted the most.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Capital Growth Portfolio	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$9,834	$10,135	$10,091
2016	$9,865	$10,384	$10,355
2016	$10,811	$10,784	$10,815
2016	$11,084	$11,196	$11,262
2017	$11,983	$11,875	$11,914
2017	$12,650	$12,242	$12,273
2017	$13,341	$12,790	$12,833
2017	$14,280	$13,640	$13,645
2018	$14,512	$13,537	$13,563
2018	$14,938	$14,002	$14,088
2018	$16,307	$15,081	$15,089
2018	$14,112	$13,042	$12,923
2019	$15,530	$14,822	$14,737
2019	$15,837	$15,460	$15,339
2019	$15,985	$15,723	$15,514
2019	$17,851	$17,149	$16,916
2020	$14,379	$13,788	$13,370
2020	$16,842	$16,620	$16,323
2020	$18,475	$18,105	$17,804
2020	$20,970	$20,304	$20,432
2021	$23,024	$21,558	$21,750
2021	$24,572	$23,401	$23,553
2021	$23,753	$23,537	$23,525
2021	$25,488	$26,132	$25,675
2022	$24,260	$24,931	$24,289
2022	$20,986	$20,916	$20,199
2022	$19,693	$19,895	$19,277
2022	$21,541	$21,399	$20,661
2023	$23,021	$23,004	$22,158
2023	$25,185	$25,015	$24,017
2023	$25,119	$24,196	$23,227
2023	$27,568	$27,025	$26,045
2024	$30,093	$29,878	$28,661
2024	$31,769	$31,157	$29,590
2024	$31,984	$32,992	$31,412
2024	$31,266	$33,786	$32,263
2025	$30,861	$32,343	$30,692
2025	$33,242	$35,882	$34,095
2025	$36,634	$38,797	$36,897
2025	$40,326	$39,827	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Capital Growth Portfolio	28.98%	13.97%	14.96%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 2,389,000,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 3,102,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$2,389
Number of Portfolio Holdings	132
Portfolio Turnover Rate	15%
Total Investment Advisory Fees (in thousands)	$3,102

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	7.5%
Consumer Discretionary	13.3%
Consumer Staples	0.9%
Energy	1.3%
Financials	7.6%
Health Care	24.7%
Industrials	12.8%
Information Technology	26.9%
Materials	1.3%
Other Assets and Liabilities—Net	3.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012154
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Diversified Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Value Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Diversified Value Portfolio	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund’s holdings in financials contributed most to its outperformance. Real estate and health care were also top contributors.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Diversified Value Portfolio	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,055	$10,164	$10,091
2016	$10,445	$10,630	$10,355
2016	$10,702	$11,000	$10,815
2016	$11,296	$11,734	$11,262
2017	$11,755	$12,118	$11,914
2017	$12,063	$12,281	$12,273
2017	$12,123	$12,663	$12,833
2017	$12,783	$13,337	$13,645
2018	$12,152	$12,960	$13,563
2018	$12,452	$13,112	$14,088
2018	$13,409	$13,860	$15,089
2018	$11,617	$12,235	$12,923
2019	$12,845	$13,695	$14,737
2019	$13,351	$14,221	$15,339
2019	$13,538	$14,414	$15,514
2019	$14,603	$15,482	$16,916
2020	$10,846	$11,344	$13,370
2020	$12,913	$12,965	$16,323
2020	$13,745	$13,690	$17,804
2020	$16,323	$15,915	$20,432
2021	$18,355	$17,706	$21,750
2021	$19,660	$18,628	$23,553
2021	$19,734	$18,483	$23,525
2021	$21,296	$19,919	$25,675
2022	$20,948	$19,772	$24,289
2022	$17,907	$17,358	$20,199
2022	$16,939	$16,383	$19,277
2022	$18,849	$18,418	$20,661
2023	$19,658	$18,603	$22,158
2023	$20,730	$19,361	$24,017
2023	$20,354	$18,748	$23,227
2023	$22,643	$20,529	$26,045
2024	$24,592	$22,373	$28,661
2024	$24,732	$21,889	$29,590
2024	$25,998	$23,953	$31,412
2024	$26,014	$23,478	$32,263
2025	$25,624	$23,980	$30,692
2025	$27,190	$24,888	$34,095
2025	$28,895	$26,215	$36,897
2025	$30,391	$27,213	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Diversified Value Portfolio	16.83%	13.24%	11.76%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,443,000,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 1,658,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,443
Number of Portfolio Holdings	142
Portfolio Turnover Rate	79%
Total Investment Advisory Fees (in thousands)	$1,658

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	6.6%
Consumer Discretionary	7.2%
Consumer Staples	4.5%
Energy	8.4%
Financials	23.2%
Health Care	11.7%
Industrials	11.8%
Information Technology	12.1%
Materials	5.5%
Real Estate	0.7%
Utilities	3.0%
Other Assets and Liabilities—Net	5.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, Lazard Asset Management LLC  was removed as an investment advisor to the Fund, and Aristotle Capital Management, LLC and Harris Associates L.P. were added as investment advisors to the Fund.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

During the reporting period, Lazard Asset Management LLC  was removed as an investment advisor to the Fund, and Aristotle Capital Management, LLC and Harris Associates L.P. were added as investment advisors to the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012155
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Equity Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Income Portfolio	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund outperformed the index in eight of 11 industry sectors for the 12 months. Stock selection in materials, consumer discretionary, and utilities contributed the most to relative performance, while an underweight allocation to information technology detracted the most.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Equity Income Portfolio	FTSE High Dividend Yield Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,325	$10,414	$10,091
2016	$10,767	$10,871	$10,355
2016	$10,960	$11,052	$10,815
2016	$11,507	$11,696	$11,262
2017	$12,000	$12,089	$11,914
2017	$12,220	$12,262	$12,273
2017	$12,789	$12,819	$12,833
2017	$13,607	$13,628	$13,645
2018	$13,241	$13,244	$13,563
2018	$13,421	$13,426	$14,088
2018	$14,132	$14,197	$15,089
2018	$12,795	$12,830	$12,923
2019	$14,182	$14,207	$14,737
2019	$14,623	$14,599	$15,339
2019	$14,913	$14,960	$15,514
2019	$15,920	$15,940	$16,916
2020	$12,305	$12,124	$13,370
2020	$13,844	$13,644	$16,323
2020	$14,521	$14,133	$17,804
2020	$16,438	$16,124	$20,432
2021	$18,060	$17,902	$21,750
2021	$19,001	$18,715	$23,553
2021	$18,956	$18,597	$23,525
2021	$20,601	$20,347	$25,675
2022	$20,804	$20,496	$24,289
2022	$19,030	$18,728	$20,199
2022	$17,986	$17,611	$19,277
2022	$20,464	$20,281	$20,661
2023	$20,096	$19,915	$22,158
2023	$20,734	$20,195	$24,017
2023	$20,290	$19,809	$23,227
2023	$22,122	$21,617	$26,045
2024	$23,831	$23,585	$28,661
2024	$23,678	$23,309	$29,590
2024	$25,700	$25,363	$31,412
2024	$25,467	$25,432	$32,263
2025	$26,103	$25,879	$30,692
2025	$27,203	$26,945	$34,095
2025	$28,792	$28,666	$36,897
2025	$29,745	$29,375	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Equity Income Portfolio	16.80%	12.59%	11.52%
FTSE High Dividend Yield Index	15.50%	12.75%	11.38%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 2,385,000,000
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 1,520,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$2,385
Number of Portfolio Holdings	186
Portfolio Turnover Rate	58%
Total Investment Advisory Fees (in thousands)	$1,520

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	2.1%
Consumer Discretionary	5.7%
Consumer Staples	9.7%
Energy	7.1%
Financials	20.5%
Health Care	15.5%
Industrials	10.9%
Information Technology	12.7%
Materials	3.6%
Real Estate	2.2%
Utilities	7.4%
Other Assets and Liabilities—Net	2.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012157
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Growth Portfolio	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund underperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Stock selection in the information technology, consumer discretionary, and communication services sectors—plus an overweight allocation to financials—detracted the most from relative returns. An underweight allocation to consumer staples contributed the most, followed by selection in industrials and real estate.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Growth Portfolio	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$9,661	$10,074	$10,091
2016	$9,686	$10,136	$10,355
2016	$10,238	$10,600	$10,815
2016	$9,892	$10,708	$11,262
2017	$10,753	$11,662	$11,914
2017	$11,395	$12,206	$12,273
2017	$12,200	$12,926	$12,833
2017	$12,950	$13,943	$13,645
2018	$13,431	$14,140	$13,563
2018	$14,147	$14,954	$14,088
2018	$15,188	$16,325	$15,089
2018	$12,976	$13,732	$12,923
2019	$14,986	$15,943	$14,737
2019	$16,101	$16,682	$15,339
2019	$16,127	$16,930	$15,514
2019	$17,364	$18,729	$16,916
2020	$15,196	$16,088	$13,370
2020	$19,765	$20,567	$16,323
2020	$21,964	$23,285	$17,804
2020	$24,847	$25,938	$20,432
2021	$25,007	$26,182	$21,750
2021	$27,678	$29,307	$23,553
2021	$28,014	$29,646	$23,525
2021	$29,285	$33,096	$25,675
2022	$25,982	$30,103	$24,289
2022	$19,772	$23,805	$20,199
2022	$19,040	$22,949	$19,277
2022	$19,514	$23,453	$20,661
2023	$22,166	$26,822	$22,158
2023	$24,896	$30,258	$24,017
2023	$24,033	$29,310	$23,227
2023	$27,345	$33,462	$26,045
2024	$30,920	$37,281	$28,661
2024	$33,257	$40,388	$29,590
2024	$34,610	$41,677	$31,412
2024	$36,407	$44,623	$32,263
2025	$32,669	$40,175	$30,692
2025	$38,853	$47,342	$34,095
2025	$41,951	$52,318	$36,897
2025	$42,554	$52,906	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Growth Portfolio	16.89%	11.36%	15.58%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,773,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,762,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,773
Number of Portfolio Holdings	55
Portfolio Turnover Rate	49%
Total Investment Advisory Fees (in thousands)	$1,762

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	12.7%
Consumer Discretionary	11.8%
Financials	8.8%
Health Care	8.7%
Industrials	6.5%
Information Technology	48.4%
Other	0.8%
Real Estate	1.6%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012158
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - High Yield Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Bond Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - High Yield Bond Portfolio	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The Federal Reserve lowered rates three times.

  The advisor favors bonds of higher credit quality than the broader high-yield market in the belief that lower-quality bonds do not adequately compensate investors over the long term for the increased risk.

  Security selection within the energy, wireless, pharmaceutical, and automotive sectors contributed the most to performance. Selection within cable and satellite stocks detracted.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - High Yield Bond Portfolio	High-Yield Corporate Composite Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,243	$10,313	$10,303
2016	$10,578	$10,724	$10,531
2016	$11,052	$11,227	$10,580
2016	$11,135	$11,341	$10,265
2017	$11,388	$11,586	$10,349
2017	$11,681	$11,831	$10,498
2017	$11,915	$12,045	$10,587
2017	$11,915	$12,089	$10,628
2018	$11,744	$11,961	$10,473
2018	$11,790	$12,031	$10,456
2018	$12,098	$12,294	$10,458
2018	$11,590	$11,882	$10,630
2019	$12,441	$12,704	$10,942
2019	$12,834	$13,064	$11,279
2019	$13,063	$13,298	$11,535
2019	$13,407	$13,618	$11,556
2020	$11,969	$12,161	$11,920
2020	$12,981	$13,357	$12,265
2020	$13,521	$13,890	$12,341
2020	$14,167	$14,644	$12,424
2021	$14,123	$14,687	$12,005
2021	$14,469	$15,046	$12,224
2021	$14,615	$15,177	$12,231
2021	$14,688	$15,280	$12,232
2022	$14,022	$14,538	$11,506
2022	$12,815	$13,230	$10,966
2022	$12,719	$13,129	$10,445
2022	$13,332	$13,704	$10,641
2023	$13,757	$14,164	$10,956
2023	$13,898	$14,340	$10,863
2023	$13,878	$14,364	$10,512
2023	$14,886	$15,368	$11,229
2024	$15,012	$15,550	$11,142
2024	$15,183	$15,733	$11,149
2024	$15,889	$16,412	$11,728
2024	$15,825	$16,381	$11,369
2025	$16,042	$16,582	$11,685
2025	$16,637	$17,146	$11,826
2025	$16,980	$17,530	$12,067
2025	$17,278	$17,795	$12,199

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - High Yield Bond Portfolio	9.18%	4.05%	5.62%
High-Yield Corporate Composite Index	8.63%	3.97%	5.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 811,000,000
Holdings Count | Holding	1,010
Advisory Fees Paid, Amount	$ 344,000
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$811
Number of Portfolio Holdings	1,010
Portfolio Turnover Rate	46%
Total Investment Advisory Fees (in thousands)	$344

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communications	12.9%
Consumer Discretionary	15.4%
Consumer Staples	3.5%
Energy	10.5%
Financials	10.1%
Health Care	6.9%
Industrials	7.1%
Materials	9.6%
Real Estate	2.0%
Technology	5.5%
Utilities	2.4%
Other	9.0%
Other Assets and Liabilities—NetFootnote Reference	5.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012159
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - International Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - International Portfolio	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund underperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund’s stock selection lagged that of the benchmark in six of 11 industry sectors, notably in consumer discretionary, information technology, financials, and industrials. On the positive side, stock selection in communication services, an underweight allocation to energy, and no exposure to real estate helped relative performance. By region, Europe detracted most.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - International Portfolio	MSCI All Country World Index ex USA Net
2015	$10,000	$10,000
2016	$9,770	$9,962
2016	$9,843	$9,898
2016	$10,913	$10,582
2016	$10,193	$10,450
2017	$11,473	$11,271
2017	$12,648	$11,923
2017	$13,982	$12,657
2017	$14,535	$13,291
2018	$15,013	$13,134
2018	$15,100	$12,790
2018	$14,914	$12,881
2018	$12,702	$11,404
2019	$14,580	$12,580
2019	$15,057	$12,955
2019	$14,632	$12,722
2019	$16,667	$13,857
2020	$13,991	$10,621
2020	$18,524	$12,333
2020	$21,495	$13,104
2020	$26,264	$15,334
2021	$26,002	$15,869
2021	$27,865	$16,738
2021	$26,562	$16,238
2021	$25,859	$16,533
2022	$21,705	$15,634
2022	$17,845	$13,488
2022	$15,992	$12,152
2022	$18,070	$13,887
2023	$20,254	$14,841
2023	$20,465	$15,203
2023	$18,618	$14,629
2023	$20,718	$16,056
2024	$21,773	$16,808
2024	$22,276	$16,970
2024	$23,890	$18,338
2024	$22,585	$16,945
2025	$22,906	$17,831
2025	$26,175	$19,977
2025	$27,369	$21,354
2025	$27,094	$22,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - International Portfolio	19.97%	0.62%	10.48%
MSCI All Country World Index ex USA Net	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 3,304,000,000
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 4,075,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$3,304
Number of Portfolio Holdings	129
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$4,075

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asia	37.7%
Europe	46.2%
North America	9.8%
Oceania	0.9%
South America	2.6%
Other Assets and Liabilities—Net	2.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature